Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Nature of Business [Abstract]
Nature of Business

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense.

The Company’s BioTherapeutics business segment is developing a novel photodynamic therapy (SGX301) utilizing topical synthetic hypericin activated with safe visible fluorescent light for the treatment of cutaneous T-cell lymphoma (“CTCL”), its first-in-class innate defense regulator (“IDR”) technology, dusquetide (SGX942) for the treatment of oral mucositis in head and neck cancer, and proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203) and acute radiation enteritis (SGX201).

The Company’s Vaccines/BioDefense business segment includes active development programs for RiVax®, its ricin toxin vaccine candidate, OrbeShield®, a GI acute radiation syndrome (“GI ARS”) therapeutic candidate and SGX943, a therapeutic candidate for antibiotic resistant and emerging infectious disease. The development of the vaccine program is currently supported by the heat stabilization technology, known as ThermoVax®, under existing and on-going government contract funding. With the government contract from the National Institute of Allergy and Infectious Diseases (“NIAID”), the Company will attempt to advance the development of RiVax® to protect against exposure to ricin toxin. The Company has advanced the development of OrbeShield® for the treatment of GI ARS with funds received under our awarded government contracts with the Biomedical Advanced Research and Development Authority (“BARDA”) and NIAID. The Company will continue to pursue additional government funding support.

The Company generates revenues under government grants primarily from the National Institutes of Health (“NIH”) and government contracts from BARDA and NIAID. The Company is currently developing RiVax® under a NIH contract of up to $24.7 million, and SGX301 and SGX942 under two separate NIH grants of approximately $1.5 million each over two years. The NIAID contract for the development of OrbeShield® was completed during the first quarter of 2017, and the base period of the BARDA contract for the development of OrbeShield® completed, with BARDA electing not to extend the current contract beyond the base period. The Company will continue to apply for additional government funding.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the United States Food and Drug Administration regulations, and other regulatory authorities, litigation, and product liability. Results for the three months ended March 31, 2018 are not necessarily indicative of results that may be expected for the full year.

Liquidity

In accordance with Accounting Standards Codification 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. As of March 31, 2018, the Company had an accumulated deficit of $159,647,251. During the three months ended March 31, 2018, the Company incurred a net loss of $2,377,206 and used $1,459,306 of cash in operations. The Company expects to continue to generate losses in the foreseeable future. The Company’s liquidity needs will be largely determined by the budgeted operational expenditures incurred in regards to the progression of its product candidates. The Company’s plans to meet its liquidity needs primarily include its ability to control the timing and spending on its research and development programs and raising additional funds through potential partnership and/or financings. Based on the Company’s operating budget, current rate of cash outflows, cash on hand, proceeds from government contract and grant programs, proceeds available from the equity line with Lincoln Park Capital Fund, LLC (“Lincoln Park”), and proceeds from the State of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures for at least the next 12 months from issuance of the financial statements.

As of March 31, 2018, the Company had cash and cash equivalents of $6,368,057 as compared to $7,809,487 as of December 31, 2017, representing a decrease of $1,441,430 or 18%. As of March 31, 2018, the Company had working capital of $3,945,717 as compared to working capital of $6,185,863 as of December 31, 2017, representing a decrease of $2,240,146 or 36%. The decrease in cash and working capital was primarily related to expenditures to support the pivotal Phase 3 clinical trial of SGX301 for the treatment of CTCL and expenditures incurred in the pivotal Phase 3 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer, including the expansion of the Phase 3 trial of SGX942 to select European study sites.

Management’s business strategy can be outlined as follows:

●	Complete enrollment and report preliminary results in the Company’s pivotal Phase 3 clinical trial of SGX301 for the treatment of CTCL;
●	Continue enrollment of the pivotal Phase 3 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer, including the expansion of the Phase 3 trial of SGX942 to select European study sites;
●	Continue development of RiVax® in combination with the Company’s ThermoVax® technology to develop a new heat stable vaccine in biodefense with NIAID funding support;
●	Continue to apply for and secure additional government funding for each of the Company’s BioTherapeutics and Vaccines/BioDefense programs through grants, contracts and/or procurements;
●	Pursue business development opportunities for the Company’s pipeline programs, as well as explore merger/acquisition strategies; and
●	Acquire or in-license new clinical-stage compounds for development.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

●	The Company has up to $18.4 million in active government contract and grant funding still available to support its associated research programs through 2018 and beyond, provided the federal agencies exercise all options and do not elect to terminate the contracts or grants for convenience. The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies;
●	The Company will continue to explore the use of equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expect to continue to do so for the foreseeable future;
●	The Company will pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt in 2018 of $416,810 in proceeds from the sale of NJ NOL in 2017, the Company expects to participate in the program for the year ending December 31, 2018 and beyond as long as the program is available;
●	The Company plans to pursue potential partnerships for its pipeline programs. However, there can be no assurances that the Company can consummate such transactions;
●	The Company has $10.2 million available from an equity facility expiring in March 2019; and
●	The Company may seek additional capital in the private and/or public equity markets, to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is evaluating additional equity/debt financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense.

The Company’s BioTherapeutics business segment is developing a novel photodynamic therapy (SGX301) utilizing topical synthetic hypericin activated with safe visible fluorescent light for the treatment of cutaneous T-cell lymphoma (“CTCL”), its first-in-class innate defense regulator (“IDR”) technology, dusquetide (SGX942) for the treatment of oral mucositis in head and neck cancer, and proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203) and acute radiation enteritis (SGX201).

The Company’s Vaccines/BioDefense business segment includes active development programs for RiVax®, its ricin toxin vaccine candidate, OrbeShield®, a GI acute radiation syndrome (“GI ARS”) therapeutic candidate and SGX943, a therapeutic candidate for antibiotic resistant and emerging infectious disease. The development of the vaccine program is currently supported by the heat stabilization technology, known as ThermoVax®, under existing and on-going government contract funding. With the government contract from the National Institute of Allergy and Infectious Diseases (“NIAID”), the Company will attempt to advance the development of RiVax® to protect against exposure to ricin toxin. The Company has advanced the development of OrbeShield® for the treatment of GI ARS with funds received under its awarded government contracts with the Biomedical Advanced Research and Development Authority (“BARDA”) and NIAID. The Company will continue to pursue additional government funding support.

The Company generates revenues under government grants primarily from the National Institutes of Health (“NIH”) and government contracts from BARDA and NIAID. The Company is currently developing RiVax® under a NIH contract of up to $24.7 million over six years, and SGX301 and SGX942 under two separate NIH grants of approximately $1.5 million each over two years. The NIAID contract for the development of OrbeShield® was completed during the first quarter of 2017, and the base period of the BARDA contract for the development of OrbeShield® expiring, with BARDA electing not to extend the current contract beyond the base period. The Company will continue to apply for additional government funding.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the United States Food and Drug Administration (the U.S. “FDA”) regulations, and other regulatory authorities, litigation, and product liability.

Liquidity

In accordance with Accounting Standards Codification 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. As of December 31, 2017, the Company had an accumulated deficit of $157,270,045. During the year ended December 31, 2017, the Company incurred a net loss of $7,147,083 and used $6,510,567 of cash in operations. The Company expects to continue to generate losses in the foreseeable future. The Company’s liquidity needs will be largely determined by the budgeted operational expenditures incurred in regards to the progression of its product candidates. The Company’s plans to meet its liquidity needs primarily include its ability to control the timing and spending on its research and development programs and raising additional funds through potential partnerships and/or financings. Based on the Company’s approved operating budget, current rate of cash outflows, cash on hand, proceeds from government contract and grant programs, proceeds available from the equity line with Lincoln Park Capital Fund, LLC (“Lincoln Park”), and proceeds from the State of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures for at least the next 12 months from issuance of the financial statements.

As of December 31, 2017, the Company had cash and cash equivalents of $7,809,487 as compared to $8,772,567 as of December 31, 2016, representing a decrease of $963,080 or 11%. As of December 31, 2017, the Company had working capital of $6,185,863 as compared to working capital of $7,243,918, representing a decrease of $1,058,055 or 15%.The decrease in cash and working capital was primarily related to expenditures to support the pivotal Phase 3 clinical trial of SGX301 for the treatment of CTCL and expenditures incurred in preparation and initiation of the Phase 3 clinical trial of SGX942 for the treatment of oral mucositis in head and neck cancer.

Management’s business strategy can be outlined as follows:

●	Complete enrollment and report preliminary results in our pivotal Phase 3 clinical trial of SGX301 for the treatment of CTCL;

●	Continue site initiation and enrollment of the pivotal Phase 3 trial of SGX942 for the treatment of oral mucositis in head and neck cancer patients;

●	Continue development of RiVax® in combination with our ThermoVax® technology to develop a new heat stable vaccine in biodefense with NIAID funding support;

●	Advance the preclinical and manufacturing development of OrbeShield® as a biodefense medical countermeasure for the treatment of GI ARS contingent upon government funding support;

●	Continue to apply for and secure additional government funding for each of our BioTherapeutics and Vaccines/BioDefense programs through grants, contracts and/or procurements;

●	Pursue business development opportunities for our pipeline programs, as well as explore merger/acquisition strategies; and

●	Acquire or in-license new clinical-stage compounds for development.

The Company’s plans with respect to its liquidity management include, but are not limited to the following:

●	The Company has up to $19.6 million in active government contract and grant funding still available to support our associated research programs through 2018 and beyond, provided the federal agencies exercise all options and do not elect to terminate the contracts or grants for convenience. The Company plan to submit additional contract and grant applications for further support of our programs with various funding agencies;

●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expect to continue to do so for the foreseeable future;

●	The Company will pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt in 2018 of $416,810 in proceeds from the sale of NJ NOL in 2017, the Company expects to participate in the program during 2018 and beyond as long as the program is available;

●	The Company plans to pursue potential partnerships for its pipeline programs. However, there can be no assurances that the Company can consummate such transactions;

●	The Company has $10.2 million available from an equity facility expiring in March 2019; and

●	The Company may seek additional capital in the private and/or public equity markets, pursue government contracts and grants as well as business development activities, to continue our operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is currently evaluating additional equity/debt financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.